                                   SEMIANNUAL
                                     REPORT

                                 June 30, 1997

               WARBURG PINCUS TRUST
                  INTERNATIONAL EQUITY PORTFOLIO
                  SMALL COMPANY GROWTH PORTFOLIO
                  POST-VENTURE CAPITAL PORTFOLIO

   The Warburg Pincus Trust (the 'Trust') Shares are not available directly to individual investors but may be offered only through certain insurance products and pension and retirement plans.

   More complete information about the Trust, including charges and expenses and, where applicable, the special considerations and risks associated with international investing is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling
   (800)369-2728 or by writing to Warburg Pincus, P.O. Box 9030, Boston, MA 02205-9030.

                                     [Logo]

From time to time, the Portfolios' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Portfolios' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of June 30, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust -- International Equity Portfolio (the 'Portfolio') is long-term capital appreciation. The Portfolio pursues its objective by investing primarily in a broadly diversified portfolio of equity securities of companies that have their principal business activities and interests outside the U.S.

   For the six months ended June 30, 1997, the Portfolio had a gain of 14.98%, vs. gains of 11.21% for the Morgan Stanley Europe, Australasia and Far East
(EAFE) Index* and 12.53% for the Lipper International Funds Average.** The Portfolio's respective one-year and since-inception (on June 30, 1995) average annual total returns through June 30 were 15.02% and 16.44%.

   The Portfolio's performance reflects both stock selection and regional allocation. Strong performers for the Portfolio were its European holdings, broadly, as virtually all Continental European markets saw impressive gains over the six months, supported by a backdrop of low inflation, falling interest rates and optimism regarding progress toward European Monetary Union. We increased the Portfolio's European exposure selectively over the period, having identified a number of what we considered to be attractive investment opportunities, and this higher weighting proved timely. Notably strong showings came from the Portfolio's German and Spanish stocks, as well as its Nordic holdings collectively.

   Asian-Pacific markets (excluding Japan) had mixed results for the six months, but overall the Portfolio's weighting had a favorable impact on its returns. The Portfolio benefited from particularly strong performances from its holdings in Hong Kong, India and Taiwan, and also from its relatively limited exposure to the region's laggards (e.g., Thailand, Malaysia and the Philippines, all of which suffered double-digit losses).

   Japan, the Portfolio's largest Asian-Pacific weighting through the period, struggled early in the period but recovered strongly to post a solid gain for the six months, fueled by renewed optimism on the country's economic prospects. Investors also reacted favorably to the government's deregulatory efforts and developments at the corporate level (specifically, signs of a growing emphasis on shareholder value among Japanese companies). The Portfolio benefited from the market's recovery and from good stock selection, which allowed us to outperform comparable Japanese market indexes.

   Another area of strength for the Portfolio was Latin America. Virtually all Latin American stock markets performed strongly during the period, rallying on optimism toward the region's continued progress on the economic, fiscal and political fronts. The Portfolio saw strong performances from all of its Latin American stocks, particularly its Brazilian and Argentine issues, which represented its largest weightings in the region.

Richard H. King
Portfolio Manager

------------
  * The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is compiled by Morgan Stanley Capital International.

** The Lipper International Funds Average measures the average total return of all international funds tracked by Lipper Analytical Services Inc.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust -- Small Company Growth Portfolio (the 'Portfolio') is capital growth. The Portfolio pursues its objective by investing in equity securities of small domestic companies.

   For the six months ended June 30, 1997, the Portfolio had a gain of 2.67%, vs. gains of 5.23% for the Russell 2000 Growth Index* and 6.04% for the Lipper Small Cap Funds Index.** The Portfolio's respective one-year and since-inception (on June 30, 1995) average annual total returns through June 30 were 2.38% and 20.85%.

   The Portfolio's underperformance vs. its benchmarks reflects weakness in specific stocks, most of which were concentrated in the technology area. Though a number of our holdings here had less-than-stellar results, we remain committed to them and to the sector as a whole, and used price weakness during the period to add selectively to our positions.

   The Portfolio also saw disappointing returns from several of its health-care stocks. Here, too, we used price weakness to increase our stake in specific issues, though we remained very cautious in terms of stock selection, given the increasingly difficult pricing environment for health-care companies, particularly smaller ones.

   Stocks that performed well for the Portfolio included its energy, financial, telecommunications and consumer-oriented issues. We maintained or increased our weightings in each of these areas over the six months, as we were able to identify stocks that represented what we considered to be good long-term opportunity.

   Our outlook on the prospects for small-cap stocks remains positive. Investor sentiment toward the group, which had long been poor, has improved, reflected in increasing cash flows into small-company and aggressive-growth mutual funds; valuations remain compelling; and the earnings outlook for small companies is favorable. We believe that small-cap stocks also stand to benefit considerably, especially over the longer term, from a reduction in the capital-gains tax. Set within this environment, we will continue to strive to identify those issues with the best prospects for long-term growth.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

------------
 * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

** The Lipper Small Cap Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The investment objective of Warburg Pincus Trust -- Post-Venture Capital Portfolio (the 'Portfolio') is long-term growth of capital. The Portfolio pursues its objective by investing primarily in equity securities of companies considered to be in their post-venture-capital stage of development.

   For the six months ended June 30, 1997, the Portfolio had a total return of 3.38%, vs. a 5.23% return for the Russell 2000 Growth Index* and a 15.40% return for the Lipper Growth Funds Index.** The Portfolio's non-annualized total return since its inception (on September 30, 1996) was 0.90%.

   The reporting period proved to be a difficult one for the Portfolio, and, more broadly, for the types of stocks in which the Portfolio invests (i.e., smaller-cap and aggressive-growth issues). Volatility in the technology area had a particularly dramatic impact on the Portfolio's performance. These holdings were subject to a sharp sell-off early in the period, as investors, in reaction to some earnings disappointments among technology's more-visible names, fled to the perceived safety of large-cap stocks with relatively stable earnings growth. Though the Portfolio's technology holdings staged a strong rally in the latter part of the period (and we are encouraged by the continued strength these stocks have shown since the end of June), their collective performance weighed on its return for the six months. This shorter-term volatility notwithstanding, we remain committed to technology as a long-term investment theme and expect that specific technology stocks will figure prominently in the Portfolio going forward.

   Areas that contributed positively to the Portfolio's performance over the six months included its financial-services holdings, which collectively benefited from a favorable interest-rate environment and growing demand for financial products and services. The Portfolio also saw strong showings from some of its largest positions within the health-care sector, most notably Oxford Health Plans, a well-managed, rapidly growing HMO that we believe is well-positioned to continue to take advantage of increasing demand for managed care.

   Our outlook for the collective performance on the stocks of post-venture companies (which we define as those that have received venture-capital financing either during the early stages of their existence or the early stages of the development of a new product or service, or as part of a restructuring or recapitalization) remains positive. We note a recent study*** that concluded that such companies tend to be concentrated in high-growth industries (e.g., software, biotechnology, semiconductors & electronics, and communications), and that they generate breakthrough technologies and products. The study also stated that these companies enjoy rapid earnings growth relative to companies that lacked such backing.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   We believe that a carefully chosen portfolio of stocks of venture-backed companies stands to benefit investors over time, and we will continue to devote our efforts to identifying those with the best long-term prospects. We would caution investors, however, that investing in these securities entails potential risks (e.g., that of heightened volatility) as well as rewards. Because of the nature of the Portfolio's holdings and certain strategies it may use, an investment in the Portfolio should be considered only for the aggressive portion of an investor's assets and may not be appropriate for all investors.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

------------

 * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

 ** The Lipper Growth Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

*** Sixth Annual Economic Impact of Venture Capital Study, National Venture
    Capital Association/Coopers & Lybrand L.L.P.(U.S.A.), 1996.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCKS (92.7%)
Argentina (3.1%)
   Banco de Galicia & Buenos Aires SA ADR                             23,566        $    621,553
   Banco Frances del Rio De La Plata SA ADR                           28,750             934,375
   Telefonica De Argentina SA ADR                                    151,900           5,259,538
   YPF SA Sponsored ADR                                              172,700           5,310,525
                                                                                    ------------
                                                                                      12,125,991
                                                                                    ------------
Australia (4.5%)
   AAPC, Ltd.                                                        379,879             252,492
   Boral, Ltd.                                                     1,136,500           3,579,522
   National Australia Bank, Ltd.                                     356,500           5,107,947
   Orogen Minerals, Ltd.                                             502,600           1,438,736
   Qantas Airways, Ltd.                                            1,933,614           4,527,422
   Qantas Airways, Ltd. ADR                                          128,000           2,972,544
                                                                                    ------------
                                                                                      17,878,663
                                                                                    ------------
Austria (1.6%)
   Boehler-Uddeholm AG                                                22,126           1,715,809
   V.A. Technologie AG                                                24,785           4,535,715
                                                                                    ------------
                                                                                       6,251,524
                                                                                    ------------
Brazil (2.3%)
   Panamerican Beverages, Inc. Class A                               138,800           4,563,050
   Telecomunicacoes Brasileiras SA Sponsored ADR                      29,200           4,431,100
                                                                                    ------------
                                                                                       8,994,150
                                                                                    ------------
Chile (1.1%)
   Banco De A. Edwards ADR                                           110,500           2,306,688
   Enersis SA ADR                                                     55,300           1,966,606
                                                                                    ------------
                                                                                       4,273,294
                                                                                    ------------
China (1.1%)
   Cheung Kong Infrastructure Holdings, Ltd.                         356,580           1,033,292
   Guangshen Railway Co., Ltd.                                     2,733,368           1,199,573
   Guangshen Railway Co., Ltd. ADR                                    74,847           1,637,278
   Henderson China Holding, Ltd.                                     132,300             222,854
   Jiangsu Expressway Co., Ltd.`D'                                   678,000             240,665
                                                                                    ------------
                                                                                       4,333,662
                                                                                    ------------
Denmark (1.2%)
   International Service System AS Class B                           136,065           4,877,102
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       5

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCKS (CONT'D)
Finland (2.0%)
   Huhtamaki OY Class I                                                 45,500      $  1,958,337
   Metra OY Class B                                                     49,090         1,479,469
   Rauma OY                                                             80,160         1,836,974
   Upm-Kymmene OY                                                      123,500         2,853,952
                                                                                    ------------
                                                                                       8,128,732
                                                                                    ------------
France (4.7%)
   Compagnie Generale Des Eaux                                          24,000         3,075,195
   Lagardere Groupe SCA                                                132,479         3,848,106
   Marine-Wendel SA                                                     22,600         2,307,417
   Societe Generale Paris                                               36,700         4,096,721
   Total Cie Franc Des Petroles ADR                                      6,118           309,724
   Total Cie Franc Des Petroles Class B                                 50,923         5,147,151
                                                                                    ------------
                                                                                      18,784,314
                                                                                    ------------
Germany (2.4%)
   Ava Allgemeine Handelsgesellschaft der Verbraucher AG`D'              4,000         1,158,323
   Bayerische Motoren Werke AG                                           3,014         2,485,310
   Deutsche Bank AG                                                     88,000         5,167,269
   GEA AG                                                                1,710           676,587
                                                                                    ------------
                                                                                       9,487,489
                                                                                    ------------
Hong Kong (3.2%)
   First Pacific Co., Ltd.                                           1,671,671         2,136,169
   Hong Kong Land Holdings, Ltd.                                     1,392,812         3,704,880
   Hong Kong Land Holdings, Ltd. ADR                                   186,600         2,481,780
   HSBC Holdings PLC                                                    11,562           347,727
   Jardine Matheson Holdings, Ltd.                                     589,470         4,185,237
                                                                                    ------------
                                                                                      12,855,793
                                                                                    ------------
India (2.6%)
   Hindalco Industries, Ltd.                                            30,000           819,553
   Indo Rama Synthetics GDR                                             67,400           480,077
   Reliance Industries, Ltd. GDS                                       179,685         4,132,755
   Reliance Industries, Ltd. GDS 144A                                   22,500           517,500
   State Bank of India, Ltd.                                           217,800         2,199,415
   Tata Engineering & Locomotive Co., Ltd.                             159,200         2,010,011
                                                                                    ------------
                                                                                      10,159,311
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       6

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCKS (CONT'D)
Indonesia (1.6%)
   P.T. Bank International Indonesia                                   117,350      $    101,328
   P.T. Indosat                                                        482,000         1,441,838
   P.T. Indosat ADR                                                    115,000         3,442,813
   P.T. Semen Cibinong                                                 356,000           933,183
   P.T. Semen Gresik                                                    71,500           160,228
   P.T. Sinar Mas Multiartha                                           117,700           106,472
                                                                                    ------------
                                                                                       6,185,862
                                                                                    ------------
Israel (1.4%)
   Blue Square Israel Co., Ltd. ADR`D'                                 159,600         2,753,100
   ECI Telecommunications Limited Designs                              100,750         2,997,313
                                                                                    ------------
                                                                                       5,750,413
                                                                                    ------------
Italy (0.7%)
   Eni SPA                                                             489,700         2,767,347
                                                                                    ------------
Japan (24.7%)
   Advantest Corp.                                                      33,000         2,533,810
   Aiwa Co., Ltd.                                                       60,500         1,388,317
   Daibiru Corp.                                                       145,000         1,745,921
   Daimaru, Inc.                                                       111,000           638,243
   Daiwa Securities Co., Ltd.                                            4,000            31,550
   DDI Corp.                                                               465         3,432,423
   Fuji Bank, Ltd.                                                     180,000         2,701,335
   Fujitsu, Ltd.                                                       321,000         4,453,276
   Hankyu Realty Co., Ltd.                                             230,000         1,850,275
   Hirata Technical Co., Ltd.                                          110,400           925,699
   I.O. Data Device, Inc.                                               27,000           895,210
   Isuzu Motors, Ltd.                                                  452,000         1,557,805
   Japan Asia Investment Co., Ltd.                                     225,000         1,480,237
   Jusco Co., Ltd.                                                     101,000         3,410,435
   KAO Corp.                                                           318,000         4,411,657
   Kawasaki Heavy Industries                                           545,000         2,534,552
   Keyence Corp.                                                        11,550         1,713,201
   Matsushita Electric Works                                           360,000         4,083,413
   Mitsubishi Estate Co., Ltd.                                         166,000         2,404,328
   Mitsubishi Heavy Industries, Ltd.                                   303,000         2,323,855
   Mycal Corp.                                                         185,000         2,663,380
   NEC Corp.                                                           355,000         4,955,938
   Nikko Securities Co., Ltd.                                          129,000           793,517
   Nitta Industrial Corp.                                              123,000         1,513,219
   NTT Data Communications Systems Co., Ltd.                                31         1,198,238

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCKS (CONT'D)
Japan (cont'd)
   Orix Corp.                                                           86,700      $  6,422,502
   Pioneer Electronic Corp.                                            100,000         2,425,617
   Rohm Co., Ltd.                                                       19,000         1,956,199
   Sankyo Co., Ltd.                                                    116,000         3,896,693
   Sharp Corp.                                                         142,000         1,957,595
   Shinmei Electric Co.                                                 91,000         2,000,873
   Shohkoh Fund & Co., Ltd.                                              6,000         1,816,595
   Sony Corp.                                                           63,000         5,491,406
   Sumitomo Bank, Ltd.                                                 235,000         3,854,812
   TDK Corp.                                                             7,000           513,655
   Toray Industries, Inc.                                              292,000         2,081,529
   Uny Co., Ltd.                                                        74,000         1,446,296
   Yamanouchi Pharmaceutical Co., Ltd.                                 160,000         4,299,799
   Yamatake-Honeywell                                                  125,000         2,377,628
   Yokogawa Electric                                                   171,000         1,484,556
                                                                                    ------------
                                                                                      97,665,589
                                                                                    ------------
Malaysia (0.4%)
   Land and General BHD                                                623,500           716,383
   YTL Power International BHD`D'                                      845,000         1,064,620
                                                                                    ------------
                                                                                       1,781,003
                                                                                    ------------
Mexico (0.3%)
   Gruma SA De CV Class B`D'                                           260,304         1,199,588
                                                                                    ------------
Netherlands (3.6%)
   ASM Lithography Holding NV`D'                                        25,200         1,457,130
   ASM Lithography Holding NV ADR`D'                                    60,600         3,545,100
   Philips Electronics NV                                              127,100         9,104,009
                                                                                    ------------
                                                                                      14,106,239
                                                                                    ------------
New Zealand (4.2%)
   Brierley Investments Ltd.                                         5,424,900         5,306,594
   Fletcher Challenge Building                                       1,041,350         3,133,734
   Fletcher Challenge Forestry                                       5,582,500         8,115,291
   Fletcher Challenge Forestry (New)                                    41,654            59,421
                                                                                    ------------
                                                                                      16,615,040
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCKS (CONT'D)
Norway (0.4%)
   Smedvig ASA ADR Class B                                              43,300      $  1,104,150
   Smedvig ASA Class B                                                  21,400           522,649
                                                                                    ------------
                                                                                       1,626,799
                                                                                    ------------
Philippines (0.5%)
   Millicom International Cellular SA`D'                                41,650         1,988,788
                                                                                    ------------
Portugal (1.2%)
   Cimpor Cimentos De Portugal SA                                       42,000           978,942
   Portugal Telecom SA                                                   4,800           193,647
   Portugal Telecom SA ADR                                              91,100         3,655,388
                                                                                    ------------
                                                                                       4,827,977
                                                                                    ------------
Singapore (2.6%)
   DBS Land, Ltd.                                                    1,081,000         3,417,584
   Development Bank of Singapore, Ltd.                                 390,000         4,910,121
   Keppel Corp., Ltd.                                                  323,000         1,434,602
   Keppel Corp., Ltd. Class A`D'                                        80,750           350,178
                                                                                    ------------
                                                                                      10,112,485
                                                                                    ------------
South Africa (0.5%)
   De Beers Centenary Linked Units                                      51,000         1,882,852
                                                                                    ------------
South Korea (3.4%)
   Daewoo Electronics Co., Ltd.                                        255,720         1,972,615
   Hanil Bank                                                          231,800         1,305,180
   Kookmin Bank                                                            625            12,000
   Korea Electric Power Corp.                                          162,700         4,855,349
   Korea Long Term Credit Bank                                           6,825           108,454
   Samsung Electronics Co., Ltd.                                        12,320         1,384,023
   Samsung Electronics Co., Ltd. (New)                                     290            32,578
   Ssangyong Investment & Securities Co., Ltd.`D'                       82,500           781,334
   Yukong Co., Ltd.                                                    115,700         2,843,249
                                                                                    ------------
                                                                                      13,294,782
                                                                                    ------------
Spain (1.4%)
   Banco De Santander                                                    3,500           107,838
   Banco De Santander ADR                                               92,400         2,858,625
   Catalana Occidente SA                                                31,500         1,569,121
   Repsol SA ADR                                                        23,500           997,281
                                                                                    ------------
                                                                                       5,532,865
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCKS (CONT'D)
Sweden (3.6%)
   ABB AB Series B                                                     293,320      $  4,095,218
   Astra AB Class B                                                    120,360         2,139,417
   Biacore International AB ADR`D'                                     116,800         1,379,700
   Electrolux AB Series B                                               89,845         6,480,966
                                                                                    ------------
                                                                                      14,095,301
                                                                                    ------------
Switzerland (2.0%)
   Julius Baer Holding AG                                                3,600         5,509,072
   Novartis AG Bearer                                                    1,620         2,586,676
                                                                                    ------------
                                                                                       8,095,748
                                                                                    ------------
Taiwan (0.3%)
   China Steel Corp.                                                 1,004,397         1,062,204
                                                                                    ------------
Thailand (0.4%)
   Bangkok Bank Public Co., Ltd.                                        39,800           284,514
   Industrial Finance Corp. of Thailand                                218,300           289,313
   Siam Cement Co., Ltd.                                                27,500           494,779
   Thai Military Bank Public Co., Ltd.                                 273,700           318,767
                                                                                    ------------
                                                                                       1,387,373
                                                                                    ------------
United Kingdom (9.7%)
   British Airport Authority PLC                                       363,736         3,351,505
   Care First Group PLC                                                306,980           603,015
   Cookson Group PLC                                                 1,025,328         3,610,016
   Energy Group PLC                                                    236,980         2,528,749
   Grand Metropolitan PLC                                              102,402           991,275
   Hanson PLC                                                          509,450         2,531,523
   Imperial Chemical Industries PLC                                    184,600         2,567,522
   Medeva PLC                                                          965,000         4,120,507
   Orange PLC                                                        1,250,500         4,132,189
   Rolls-Royce PLC                                                   1,202,840         4,595,434
   Thistle Hotels PLC                                                  846,248         2,232,867
   Vodafone Group PLC                                                  996,300         4,851,231
   Williams Holdings PLC                                               430,276         2,313,586
                                                                                    ------------
                                                                                      38,429,419
                                                                                    ------------
TOTAL COMMON STOCKS (Cost $322,704,447)                                              366,557,699
                                                                                    ------------
PREFERRED STOCK (0.1%)
South Korea (0.1%)
   Samsung Electronics Co., Ltd. (Cost $437,413)                         5,205           247,413
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
WARRANTS (0.0%)
France (0.0%)
   Compagnie Generale Des Eaux, 05/02/01`D'                             24,000      $     14,375
                                                                                    ------------
Indonesia (0.0%)
   P.T. Bank International Indonesia, 01/17/00`D'                       29,975            12,048
   P.T. Sinar Mas Multiartha, 11/28/01`D'                               17,940             8,114
                                                                                    ------------
                                                                                          20,162
                                                                                    ------------
TOTAL WARRANTS (Cost $7,482)                                                              34,537
                                                                                    ------------
CALL OPTIONS (0.0%)
Singapore (0.0%)
   DBS 50 Index, 01/22/98 (Strike Price $402.7127)`D'                    3,537            22,600
   DBS 50 Index, 01/23/98 (Strike Price $406.912)`D'                     3,436            19,506
   DBS 50 Index, 01/26/98 (Strike Price $407.3930652)`D'                 3,384            19,407
   DBS 50 Index, 02/26/98 (Strike Price $404.0032)`D'                      705             5,436
                                                                                    ------------
                                                                                          66,949
                                                                                    ------------
Thailand (0.0%)
   SET 50 Index, 01/22/98 (Strike Price $2.1419167)`D'                 481,258             2,618
   SET 50 Index, 01/23/98 (Strike Price $2.1143625)`D'                 479,761             4,567
   SET 50 Index, 01/26/98 (Strike Price $2.4783)`D'                    478,464               603
   SET 50 Index, 01/30/98 (Strike Price $2.3629359)`D'                 490,196             1,706
                                                                                    ------------
                                                                                           9,494
                                                                                    ------------
TOTAL CALL OPTIONS (Cost $1,039,027)                                                      76,443
                                                                                    ------------
                                                                       PAR
                                                                       ---
CONVERTIBLE BONDS (0.5%)
Thailand (0.5%)
   Bangkok Bank Public Co., Ltd. 3.25%, 03/03/04 (Cost
     $2,764,552)                                                   $ 2,588,000         1,992,760
                                                                                    ------------
REPURCHASE AGREEMENT (5.3%)
  Repurchase agreement with Goldman, Sachs & Co. dated
  06/30/97 at 5.75% to be repurchased at $20,942,34 on
  07/01/97. (Collateralized by $21,580,000 U.S. Treasury Note
  5.125%, due 11/30/98. Market value of collateral is
  $21,374,990.) (Cost $20,939,000)                                  20,939,000        20,939,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $347,891,921*)                              389,847,852
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                                           5,429,025
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 29,934,979 shares outstanding)                   $395,276,877
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($395,276,877 [div] 29,934,979)                                                          $13.20
                                                                                          ------
                                                                                          ------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
      GDR = Global Depository Receipt
      GDS = Global Depository Share

--------------------------------------------------------------------------------
 `D' Non-income producing security.
 * Cost for federal income tax purposes is $347,901,023.

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
COMMON STOCK (94.7%)                                             -----------        ------------
 Aerospace & Defense (1.0%)
   Aviall, Inc. `D'                                                   76,900        $  1,076,600
   Doncaster PLC Sponsored ADR `D'                                   160,000           3,700,000
                                                                                    ------------
                                                                                       4,776,600
                                                                                    ------------
 Banks & Savings & Loans (2.9%)
   Bank United Corp. Class A                                         131,000           4,978,000
   First Security Corp.                                              152,500           4,165,156
   HUBCO, Inc.                                                       152,543           4,423,747
                                                                                    ------------
                                                                                      13,566,903
                                                                                    ------------
 Business Services (10.7%)
   BISYS Group, Inc. `D'                                             102,600           4,283,550
   Bowne & Co., Inc.                                                 115,000           4,010,625
   CDI Corp. `D'                                                      98,800           4,118,725
   Getty Communications PLC ADR `D'                                  303,400           4,475,150
   ICTS International NV `D'                                         304,400           2,359,100
   Norrell Corp.                                                     134,600           4,441,800
   On Assignment, Inc. `D'                                            84,300           3,287,700
   Outdoor Systems, Inc. `D'                                         136,300           5,213,475
   QuickResponse Services, Inc.`D'                                   115,600           4,190,500
   Robert Half International, Inc. `D'                                98,500           4,635,656
   Sterling Commerce, Inc. `D'                                        55,000           1,808,125
   Technology Solutions Co. `D'                                       56,800           2,243,600
   Universal Outdoor Holdings, Inc.`D'                               140,000           4,882,500
                                                                                    ------------
                                                                                      49,950,506
                                                                                    ------------
 Capital Equipment (0.5%)
   Valmont Industries, Inc.                                          128,400           2,439,600
                                                                                    ------------
 Communications & Media (2.7%)
   Central European Media Enterprises, Ltd. Class A                  184,200           4,789,200
   Harte-Hanks Communications, Inc. `D'                              132,050           3,895,475
   Heftel Broadcasting Corp. `D'                                      69,500           3,839,875
                                                                                    ------------
                                                                                      12,524,550
                                                                                    ------------
 Computers (6.7%)
   Cognex Corp. `D'                                                  174,000           4,611,000
   Harbinger Corp. `D'                                               163,800           4,586,400
   Learning Tree International, Inc. `D'                             112,200           4,978,875
   National Instruments Corp. `D'                                    133,500           4,705,875
   NetSpeak Corp.`D'                                                  32,000             300,000
   Rational Software Corp. `D'                                       245,200           4,122,425
   System Software Associates, Inc.                                  340,000           2,592,500
   Tecnomatix Technologies, Ltd. `D'                                 159,100           5,170,750
                                                                                    ------------
                                                                                      31,067,825
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
 Consumer Non-Durables (1.8%)
   Central Garden & Pet Co. `D'                                        207,100      $  5,177,500
   Footstar, Inc. `D'                                                  132,100         3,451,113
                                                                                    ------------
                                                                                       8,628,613
                                                                                    ------------
 Consumer Services (2.7%)
   Budget Group Inc. Class A                                           142,200         4,905,900
   DeVRY, Inc. `D'                                                     128,000         3,456,000
   ITT Educational Services, Inc. `D'                                  164,200         4,074,212
                                                                                    ------------
                                                                                      12,436,112
                                                                                    ------------
 Electronics (8.4%)
   Avant! Corp. `D'                                                    178,800         5,777,475
   Burr-Brown Corp. `D'                                                207,800         7,169,100
   Etec Systems, Inc. `D'                                              126,400         5,419,400
   KLA Tencor Instruments Corp. `D'                                    150,000         7,312,500
   Lattice Semiconductor Corp. `D'                                      70,000         3,955,000
   SpeedFam International, Inc. `D'                                    120,500         4,322,937
   Structural Dynamics Research Corp. `D'                              204,000         5,355,000
                                                                                    ------------
                                                                                      39,311,412
                                                                                    ------------
 Energy (3.2%)
   Chieftan International, Inc. `D'                                    189,400         4,154,962
   KCS Energy, Inc.                                                    151,000         3,076,625
   Meridian Resource Corp. `D'                                         236,200         2,834,400
   Southern Mineral Corp. `D' #                                        176,625           883,125
   Stone Energy Corp. `D'                                              138,000         3,777,750
                                                                                    ------------
                                                                                      14,726,862
                                                                                    ------------
 Environmental Services (2.2%)
   Allied Waste Industries, Inc. `D'                                   367,400         6,383,575
   Superior Services, Inc. `D'                                         155,500         3,693,125
                                                                                    ------------
                                                                                      10,076,700
                                                                                    ------------
 Financial Services (4.7%)
   Imperial Credit Industries, Inc. `D'                                217,000         4,462,062
   Legg Mason, Inc.                                                     83,000         4,466,437
   Penncorp Financial Group, Inc.                                      108,000         4,158,000
   Transaction Systems Architects, Inc. Class A `D'                    203,600         7,024,200
   Vesta Insurance Group, Inc.                                          41,800         1,807,850
                                                                                    ------------
                                                                                      21,918,549
                                                                                    ------------
 Food, Beverages & Tobacco (0.9%)
   Consolidated Cigars Holdings, Inc. `D'                              148,300         4,115,325
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
 Healthcare (7.6%)
   ADAC Laboratories `D'                                               194,100      $  4,585,612
   Ballard Medical Products                                            124,800         2,503,800
   Conceptus, Inc. `D'                                                 160,000         1,480,000
   Core, Inc. `D'                                                      413,000         3,717,000
   Endovascular Technologies, Inc. `D'                                 253,300         2,343,025
   Henry Schein, Inc. `D'                                               99,600         3,112,500
   Hooper Holmes, Inc.                                                 190,000         4,358,125
   Mid Atlantic Medical Services, Inc. `D'                             280,200         4,360,612
   MiniMed, Inc. `D'                                                    89,600         2,385,600
   Nitinol Medical Technologies, Inc. `D'                              187,800         2,840,475
   NovaCare, Inc. `D'                                                  262,100         3,636,638
                                                                                    ------------
                                                                                      35,323,387
                                                                                    ------------
 Industrial Mfg. & Processing (0.7%)
   Elbit Vision Systems, Inc. `D'                                      267,400         3,075,100
                                                                                    ------------
 Leisure & Entertainment (3.2%)
   Family Golf Centers, Inc. `D'                                       190,600         4,383,800
   LodgeNet Entertainment Corp. `D'                                      3,000            30,000
   Premier Parks, Inc. `D'                                             157,000         5,789,375
   Vistana, Inc. `D'                                                   289,000         4,479,500
                                                                                    ------------
                                                                                      14,682,675
                                                                                    ------------
 Lodging & Restaurants (2.2%)
   Bob Evans Farms, Inc.                                                98,100         1,661,569
   Doubletree Corp. `D'                                                113,700         4,675,913
   La Quinta Motor Inns, Inc.                                          176,000         3,850,000
                                                                                    ------------
                                                                                      10,187,482
                                                                                    ------------
 Office Equipment & Supplies (1.6%)
   Miller (Herman), Inc.                                               211,000         7,596,000
                                                                                    ------------
 Oil Services (5.8%)
   Global Industries, Ltd. `D'                                         242,500         5,664,648
   Nabors Industries, Inc. `D'                                         271,000         6,775,000
   Petroleum Geo Services ADR `D'                                      152,500         7,453,438
   Pride International, Inc. `D'                                       297,400         7,137,600
                                                                                    ------------
                                                                                      27,030,686
                                                                                    ------------
 Pharmaceuticals (3.5%)
   Alkermes, Inc. `D'                                                  174,900         2,536,050
   Gilead Sciences, Inc. `D'                                           145,800         4,027,725
   SangStat Medical Corp. `D'                                          145,000         3,353,125
   Sepracor, Inc. `D'                                                  120,000         3,097,500
   Serologicals Corp. `D'                                              148,800         3,422,400
                                                                                    ------------
                                                                                      16,436,800
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
 Publishing (1.5%)
   Central Newspapers, Inc. Class A                                     99,900      $  7,155,338
                                                                                    ------------
 Real Estate (3.8%)
   Avalon Properties, Inc.                                             137,000         3,921,625
   Fairfield Communities, Inc.`D'                                      151,000         5,077,375
   NHP, Inc. `D'                                                       208,100         4,682,250
   U.S. Restaurant Properties Master L.P.                              137,500         4,056,250
                                                                                    ------------
                                                                                      17,737,500
                                                                                    ------------
 Retail (5.4%)
   Abercrombie & Fitch Co. Class A `D'                                 198,300         3,668,550
   Borders Group, Inc. `D'                                             304,400         7,343,650
   Fingerhut Companies, Inc.                                           215,000         3,749,063
   Payless ShoeSource, Inc. `D'                                        118,600         6,485,938
   Williams-Sonoma, Inc. `D'                                            93,000         3,975,750
                                                                                    ------------
                                                                                      25,222,951
                                                                                    ------------
 Telecommunications & Equipment (6.3%)
   Allen Telecommunications, Inc.                                      174,000         3,610,500
   Brooks Fiber Properties, Inc. `D'                                   126,800         4,279,500
   Dynatech Corp.                                                      103,400         3,696,550
   Intermedia Communications of Florida, Inc. `D'                      144,800         4,687,900
   McLeodUSA, Inc. Class A `D'                                         115,000         3,881,250
   Network Equipment Technologies, Inc. `D'                            133,000         2,394,000
   Paging Network, Inc. `D'                                            233,900         2,053,934
   Teledata Communications, Ltd. `D'                                   144,900         4,980,938
                                                                                    ------------
                                                                                      29,584,572
                                                                                    ------------
 Transportation (4.7%)
   Coach USA, Inc. `D'                                                 153,000         4,064,063
   Heartland Express, Inc. `D'                                         187,250         4,400,375
   Hub Group, Inc. Class A `D'                                         142,500         4,292,813
   Mark VII, Inc. `D'                                                  129,900         4,156,800
   Swift Transportation Co., Inc. `D'                                  172,700         5,094,650
                                                                                    ------------
                                                                                      22,008,701
                                                                                    ------------

 TOTAL COMMON STOCK (Cost $349,543,040)                                              441,580,749
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                       PAR             VALUE
                                                                   -----------      ------------
REPURCHASE AGREEMENT (4.1%)
   Repurchase agreement with Goldman, Sachs & Co. dated
   06/30/97 at 5.75% to be repurchased at $18,998,034 on
   07/01/97. (Collateralized by $19,485,000 U.S. Treasury Note
   4.75%, due 09/30/98. Market value of collateral is
   $19,387,575.) (Cost $18,995,000)                                $18,995,000      $ 18,995,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $368,538,040*)                              460,575,749
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                           5,416,572
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 31,882,236 shares
outstanding)                                                                        $465,992,321
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share ($465,992,321 [div] 31,882,236)  $14.62

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt

--------------------------------------------------------------------------------
 `D' Non-income producing security.
 # Restricted security.
 * Cost for federal income tax purposes is $368,833,864.

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
COMMON STOCK (92.9%)                                             -----------        ------------
 Business Services (5.0%)
   Gartner Group, Inc. Class A `D'                                    10,000        $    359,375
   Outdoor Systems, Inc. `D'                                           9,950             380,587
   Paraxel International Corp. `D'                                     4,200             133,350
   QuickResponse Services, Inc. `D'                                    4,700             170,375
   Wilmar Industries, Inc. `D'                                        12,600             307,125
                                                                                    ------------
                                                                                       1,350,812
                                                                                    ------------
 Computers (12.3%)
   BMC Software, Inc. `D'                                             12,100             670,037
   Great Plains Software, Inc. `D'                                     4,500             121,500
   Hyperion Software Corp. `D'                                         4,200              93,975
   McAfee Associates, Inc. `D'                                         5,900             372,437
   Oracle Systems Corp. `D'                                            9,000             453,375
   PeopleSoft, Inc. `D'                                               13,500             712,125
   Rational Software Corp. `D'                                        21,230             356,929
   Tecnomatix Technologies, Ltd. `D'                                  17,200             559,000
                                                                                    ------------
                                                                                       3,339,378
                                                                                    ------------
 Consumer Non-Durables (2.0%)
   Central Garden & Pet Co. `D'                                       13,100             327,500
   Polo Ralph Lauren Corp. `D'                                         7,900             216,262
                                                                                    ------------
                                                                                         543,762
                                                                                    ------------
 Electronics (18.8%)
   Altera Corp. `D'                                                   13,000             656,500
   Applied Materials, Inc. `D'                                         4,200             297,412
   Avant! Corp. `D'                                                    5,200             168,025
   Etec Systems, Inc. `D'                                              9,100             390,162
   KLA-Tencor Instruments Corp. `D'                                    7,500             365,625
   Lam Research Corp. `D'                                              5,800             214,962
   Linear Technology Corp.                                             8,600             445,050
   Maxim Integrated Products, Inc. `D'                                10,100             574,437
   Microchip Technology, Inc. `D'                                      4,500             133,875
   Structural Dynamics Research Corp. `D'                             17,800             467,250
   Texas Instruments, Inc.                                             8,200             689,313
   Xilinx, Inc. `D'                                                   14,700             721,219
                                                                                    ------------
                                                                                       5,123,830
                                                                                    ------------
 Energy (4.9%)
   Forcenergy Inc. `D'                                                12,900             391,838
   KCS Energy, Inc.                                                   23,000             468,625
   Meridian Resource Corp. `D'                                        11,700             140,400
   Stone Energy Corp. `D'                                              8,000             219,000
   United Meridian Corp. Series A `D'                                  3,600             108,000
                                                                                    ------------
                                                                                       1,327,863
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
 Environmental Services (2.5%)
   American Disposal Services, Inc. `D'                                  5,700      $    128,250
   USA Waste Services, Inc. `D'                                         14,100           544,613
                                                                                    ------------
                                                                                         672,863
                                                                                    ------------
 Financial Services (8.8%)
   Aetna, Inc.                                                           5,000           511,875
   Amvescap PLC Sponsored ADR `D'                                        9,200           535,900
   ARM Financial Group, Inc. Class A `D'                                 7,600           152,000
   Franklin Resources, Inc.                                              6,100           442,631
   PMT Services, Inc. `D'                                               13,500           205,875
   Price (T. Rowe) Associates, Inc.                                      5,100           263,288
   Transaction Systems Architects, Inc. Class A `D'                      8,600           296,700
                                                                                    ------------
                                                                                       2,408,269
                                                                                    ------------
 Healthcare (8.0%)
   American Oncology Resources, Inc. `D'                                13,100           221,063
   Columbia/HCA Healthcare Corp.                                        12,100           475,681
   Mid Atlantic Medical Services, Inc. `D'                               9,500           147,844
   Oxford Health Plans, Inc. `D'                                         9,000           645,750
   United Dental Care, Inc. `D'                                          4,100            61,500
   United Healthcare Corp.                                              12,100           629,200
                                                                                    ------------
                                                                                       2,181,038
                                                                                    ------------
 Leisure & Entertainment (2.2%)
   Premier Parks, Inc. `D'                                              16,600           612,125
                                                                                    ------------
 Lodging & Restaurants (2.8%)
   La Quinta Motor Inns, Inc.                                            9,000           196,875
   Morton's Restaurant Group, Inc. `D'                                  28,300           562,463
                                                                                    ------------
                                                                                         759,338
                                                                                    ------------
 Oil Services (2.8%)
   Domain Energy Corp. `D'                                              10,500           141,750
   Hanover Compressor Co. `D'                                            9,500           185,250
   Pride International, Inc. `D'                                        18,000           432,000
                                                                                    ------------
                                                                                         759,000
                                                                                    ------------
 Pharmaceuticals (1.6%)
   SangStat Medical Corp. `D'                                           18,800           434,750
                                                                                    ------------
 Retail (6.2%)
   Borders Group, Inc. `D'                                              17,400           419,775
   Dollar Tree Stores, Inc. `D'                                          5,800           292,175
   Rite Aid Corp.                                                       13,730           684,784
   Williams-Sonoma, Inc. `D'                                             7,000           299,250
                                                                                    ------------
                                                                                       1,695,984
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
 Telecommunications & Equipment (13.1%)
   3Com Corp. `D'                                                        8,200      $    369,000
   Bay Networks, Inc. `D'                                               12,300           326,719
   Cascade Communications Corp. `D'                                     13,900           383,988
   Cisco Systems, Inc. `D'                                               9,800           657,825
   Intermedia Communications of Florida, Inc. `D'                        7,000           226,625
   McLeodUSA, Inc. Class A `D'                                          14,200           479,250
   Newbridge Networks Corp. `D'                                          3,000           130,500
   Paging Network, Inc. `D'                                             14,600           128,206
   Tellabs, Inc. `D'                                                     5,900           329,663
   WorldCom, Inc. `D'                                                   16,420           525,440
                                                                                    ------------
                                                                                       3,557,216
                                                                                    ------------
 Transportation (1.9%)
   Coach USA, Inc. `D'                                                  19,500           517,969
                                                                                    ------------

TOTAL COMMON STOCK (Cost $22,466,586)                                                 25,284,197
                                                                                    ------------
PREFERRED STOCK (1.1%)
 Leisure & Entertainment (1.1%)
   N2K, Inc. Series G `D'# (Cost $300,000)                             100,000           300,000
                                                                                    ------------

                                                                       PAR
                                                                   -----------
REPURCHASE AGREEMENT (6.0%)
  Repurchase agreement with Goldman, Sachs & Co. dated 06/30/97 at 5.75% to be repurchased at $1,633,261 on 07/01/97.
  (Collateralized by $1,575,000 U.S. Treasury Note 8.25%, due
  07/15/98. Market value of collateral is $1,667,138.) (Cost
  $1,633,000)                                                       $1,633,000         1,633,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $24,399,586*)                               27,217,197
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                               5,978
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 2,697,405 shares outstanding)                     $27,223,175
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($27,223,175 [div] 2,697,405)                                                            $10.09
                                                                                          ------
                                                                                          ------

--------------------------------------------------------------------------------
`D' Non-income producing security.
 * Cost for federal income tax purposes is $24,399,794.
# Restricted security.

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL   SMALL COMPANY     POST-VENTURE
                                                          EQUITY          GROWTH            CAPITAL
                                                         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                       -------------   -------------   -----------------
INVESTMENT INCOME:
   Dividends                                            $ 4,022,068     $   398,272       $    15,228
   Interest                                                 478,116         751,460            64,411
   Foreign taxes withheld                                  (385,185)              0                 0
                                                       -------------   -------------   -----------------
       Total investment income                            4,114,999       1,149,732            79,639
                                                       -------------   -------------   -----------------
EXPENSES:
   Investment advisory                                    1,656,300       1,677,914           139,218
   Administrative services                                  356,055         372,870            22,276
   Audit                                                      6,098           9,220             6,446
   Custodian/Sub-custodian                                  206,048          40,806            17,271
   Trustees                                                   1,247           1,237             1,236
   Insurance                                                  1,581           1,412               333
   Interest                                                  77,249               0               782
   Legal                                                     20,633          19,700             8,414
   Offering/organizational                                    6,170           6,141             3,616
   Printing                                                   3,519           2,998             4,234
   Registration                                                  84             519               198
   Transfer agent                                             1,990           2,123               902
   Miscellaneous                                              3,153             838               656
                                                       -------------   -------------   -----------------
                                                          2,340,127       2,135,778           205,582
   Less fees waived and expenses reimbursed                 (58,818)         (2,411)          (49,658)
                                                       -------------   -------------   -----------------
       Total expenses                                     2,281,309       2,133,367           155,924
                                                       -------------   -------------   -----------------
         Net investment income (loss)                     1,833,690        (983,635)          (76,285)
                                                       -------------   -------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 ITEMS:
   Net realized gain (loss) from security transactions   11,273,812     (27,253,527)       (1,863,655)
   Net realized gain from foreign currency related
     items                                                5,950,982               0                 0
   Net change in unrealized appreciation from
     investments and foreign currency related items      30,109,085      45,842,606         2,639,049
                                                       -------------   -------------   -----------------
         Net realized and unrealized gain from
           investments and
           foreign currency related items                47,333,879      18,589,079           775,394
                                                       -------------   -------------   -----------------
Net increase in net assets resulting from operations    $49,167,569     $17,605,444       $   699,109
                                                       -------------   -------------   -----------------
                                                       -------------   -------------   -----------------

                See Accompanying Notes to Financial Statements.
                                       20

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WARBURG PINCUS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        INTERNATIONAL EQUITY
                                                                             PORTFOLIO
                                                                   ------------------------------
                                                                   FOR THE SIX
                                                                   MONTHS ENDED        FOR THE
                                                                     JUNE 30,        YEAR ENDED
                                                                       1997         DECEMBER 31,
                                                                   (UNAUDITED)          1996
                                                                   ------------     -------------
FROM OPERATIONS:
   Net investment income (loss)                                    $ 1,833,690      $   1,409,720
   Net realized gain (loss) from security transactions              11,273,812          1,520,782
   Net realized gain from foreign currency related items             5,950,982          1,491,912
   Net change in unrealized appreciation (depreciation) from
     investments and foreign currency related items                 30,109,085         10,686,258
                                                                   ------------     -------------
       Net increase in net assets resulting from operations         49,167,569         15,108,672
                                                                   ------------     -------------
FROM DISTRIBUTIONS:
   Dividends from net investment income                                      0         (1,624,713)
   Distributions in excess of net investment income                          0         (2,505,916)
   Distributions from realized gains                                         0         (1,520,782)
   Distributions in excess of realized capital gains                         0           (317,087)
                                                                   ------------     -------------
       Net decrease in net assets from distributions                         0         (5,968,498)
                                                                   ------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                     94,747,406        333,352,387
   Reinvested dividends                                                      0          5,968,497
   Net asset value of shares redeemed                              (46,856,381)      (114,779,643)
                                                                   ------------     -------------
       Net increase in net assets from capital share
         transactions                                               47,891,025        224,541,241
                                                                   ------------     -------------
       Net increase in net assets                                   97,058,594        233,681,415
NET ASSETS:
   Beginning of period                                             298,218,283         64,536,868
                                                                   ------------     -------------
   End of period                                                   $395,276,877     $ 298,218,283
                                                                   ------------     -------------
                                                                   ------------     -------------
Undistributed net investment income/(distribution in excess of
 net investment income)                                            $ 6,408,299      $  (1,376,373)
                                                                   ------------     -------------
                                                                   ------------     -------------

                See Accompanying Notes to Financial Statements.
                                       22

                 SMALL COMPANY GROWTH                  POST-VENTURE CAPITAL
                       PORTFOLIO                            PORTFOLIO
             -----------------------------     ------------------------------------
             FOR THE SIX                       FOR THE SIX        FOR THE PERIOD
             MONTHS ENDED       FOR THE        MONTHS ENDED     SEPTEMBER 30, 1996
               JUNE 30,        YEAR ENDED        JUNE 30,        (COMMENCEMENT OF
                 1997         DECEMBER 31,         1997         OPERATIONS) THROUGH
             (UNAUDITED)          1996         (UNAUDITED)       DECEMBER 31, 1996
             ------------     ------------     ------------     -------------------
             $  (983,635)     $(1,546,927)     $   (76,285)         $     4,291
             (27,253,527)     (17,819,175)      (1,863,655)             (48,100)
                       0                0                0                    0
              45,842,606       34,312,085        2,639,049              178,562
             ------------     ------------     ------------          ----------
              17,605,444       14,945,983          699,109              134,753
             ------------     ------------     ------------          ----------
                       0                0                0                    0
                       0                0                0                    0
                       0                0                0                    0
                       0                0                0                    0
             ------------     ------------     ------------          ----------
                       0                0                0                    0
             ------------     ------------     ------------          ----------
             182,974,370      434,899,200       28,911,593           12,267,019
                       0                0                0                    0
             (73,985,050)    (207,892,540)     (14,787,059)              (2,240)
             ------------     ------------     ------------          ----------
             108,989,320      227,006,660       14,124,534           12,264,779
             ------------     ------------     ------------          ----------
             126,594,764      241,952,643       14,823,643           12,399,532
             339,397,557       97,444,914       12,399,532                    0
             ------------     ------------     ------------          ----------
            $465,992,321     $339,397,557      $27,223,175          $12,399,532
             ------------     ------------     ------------          ----------
             ------------     ------------     ------------          ----------
             $         0      $         0      $         0          $     4,291
             ------------     ------------     ------------          ----------
             ------------     ------------     ------------          ----------

                See Accompanying Notes to Financial Statements.
                                       23

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX                               FOR THE PERIOD
                                             MONTHS ENDED                               JUNE 30, 1995
                                               JUNE 30,             FOR THE           (COMMENCEMENT OF
                                                 1997             YEAR ENDED         OPERATIONS) THROUGH
                                             (UNAUDITED)       DECEMBER 31, 1996      DECEMBER 31, 1995
                                             ------------      -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.48              $ 10.65                $ 10.00
                                                 -----                -----                  -----
   Income from Investment Operations:
   Net Investment Income                          0.08                 0.00                   0.03
   Net Gain from Securities and Foreign
     Currency Related Items (both
     realized and unrealized)                     1.64                 1.06                   0.70
                                                 -----                -----                  -----
       Total From Investment Operations           1.72                 1.06                   0.73
                                                 -----                -----                  -----
   Less Distributions:
   Dividends from Net Investment Income           0.00                (0.06)                 (0.01)
   Distributions in Excess of Net
     Investment Income                            0.00                (0.10)                 (0.07)
   Distributions from Realized Gains              0.00                (0.06)                  0.00
   Distributions in Excess of Realized
     Gains                                        0.00                (0.01)                  0.00
                                                 -----                -----                  -----
       Total Distributions                        0.00                (0.23)                 (0.08)
                                                 -----                -----                  -----
NET ASSET VALUE, END OF PERIOD                  $13.20              $ 11.48                $ 10.65
                                                 -----                -----                  -----
                                                 -----                -----                  -----
Total Return                                     14.98%`D'             9.98%                  7.30%`D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)              $395,277             $298,218                $64,537

Ratios to average daily net assets:
   Operating expenses                             1.36%*               1.36%                  1.44%*
   Net investment income                          1.11%*               0.64%                  0.48%*
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                       0.04%*               0.04%                  0.77%*
Portfolio Turnover Rate                          34.33%*`D'           30.82%                  8.31%`D'
Average Commission Rate #                      $0.0205              $0.0232                     --

--------------------------------------------------------------------------------
`D' Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.
                                       24

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX                               FOR THE PERIOD
                                             MONTHS ENDED                               JUNE 30, 1995
                                               JUNE 30,             FOR THE           (COMMENCEMENT OF
                                                 1997             YEAR ENDED         OPERATIONS) THROUGH
                                             (UNAUDITED)       DECEMBER 31, 1996      DECEMBER 31, 1995
                                             ------------      -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.25              $ 12.51                $ 10.00
                                                 -----                -----                  -----

   Income from Investment Operations:

   Net Investment Loss                           (0.03)               (0.06)                 (0.01)

   Net Gain on Securities (both realized
     and unrealized)                              0.40                 1.80                   2.52
                                                 -----                -----                  -----

       Total From Investment Operations           0.37                 1.74                   2.51
                                                 -----                -----                  -----

NET ASSET VALUE, END OF PERIOD                  $14.62              $ 14.25                $ 12.51
                                                 -----                -----                  -----
                                                 -----                -----                  -----

Total Return                                      2.67%`D'            13.91%                 25.10%`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)              $465,992             $339,398                $97,445

Ratios to average daily net assets:

   Operating expenses                             1.14%*               1.16%                  1.25%*

   Net investment loss                           (0.53%)*             (0.66%)                (0.36%)*

   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                       0.00%                0.01%                  0.25%*

Portfolio Turnover Rate                          38.23%`D'           101.50%                 34.25%`D'

Average Commission Rate #                      $0.0541              $0.0538                     --

--------------------------------------------------------------------------------
`D' Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.
                                       25

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              FOR THE SIX          FOR THE PERIOD
                                                              MONTHS ENDED       SEPTEMBER 30, 1996
                                                                JUNE 30,          (COMMENCEMENT OF
                                                                  1997           OPERATIONS) THROUGH
                                                              (UNAUDITED)         DECEMBER 31, 1996
                                                              ------------      ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 9.76                $ 10.00
                                                                  -----                 ------

   Income from Investment Operations:

   Net Investment Loss                                            (0.03)                  0.00
   Net Gain (Loss) from Securities and Foreign Currency
     Related Items (both realized and unrealized)                  0.36                  (0.24)
                                                                  -----                 ------

       Total From Investment Operations                            0.33                  (0.24)
                                                                  -----                 ------

NET ASSET VALUE, END OF PERIOD                                   $10.09                $  9.76
                                                                  -----                 ------
                                                                  -----                 ------

Total Return                                                       3.38%`D'              (2.40%)`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                $27,223                $12,400

Ratios to average daily net assets:

   Operating expenses                                              1.40%*                 1.40%*

   Net investment income (loss)                                   (0.68%)*                0.80%*

   Decrease reflected in above operating expense ratios
     due to waivers/reimbursements                                 0.45%*                 4.16%*

Portfolio Turnover Rate                                          126.23%`D'               6.80%`D'

Average Commission Rate #                                       $0.0523                $0.0491

--------------------------------------------------------------------------------
`D' Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.
                                       26

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   Warburg Pincus Trust (the 'Trust') is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers four investment funds (the 'Portfolios'): International Equity Portfolio is a diversified investment fund that seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities companies that have their principal business activities and interests outside the U.S.; Small Company Growth Portfolio is a non-diversified investment fund that seeks capital growth by investing in equity securities of small-sized domestic companies and Post-Venture Capital Portfolio is a diversified investment fund that seeks long-term growth of capital by investing primarily in equity securities of companies considered to be in their post-venture-capital stage of development. Shares of a Portfolio are not available directly to individual investors but may be offered only to certain (a) life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance contracts and (b) tax-qualified pension and retirement plans ('Plans'), including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants. The Emerging Markets Portfolio had not commenced investment operations as of June 30, 1997.

   The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Trust's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolios isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   For U.S. federal income tax purposes, realized losses incurred after October 31, 1996, within the fiscal year, are deemed to arise on the first business day of the following fiscal year. The International Equity Portfolio incurred and elected to defer such losses of $89,740.

   No provision is made for federal income taxes as it is the Trust's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commenced its operations. Costs incurred by the Portfolios in connection with the offering of their shares have been deferred and are being amortized over a one year period from the date each Portfolio commenced its operations.

   The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession.

   The Trust, together with other Warburg-advised funds (collectively the 'Warburg Funds'), has established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty-three and one-third percent (33 1/3%) of such fund's total assets. At June 30,

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
1997 there were no outstanding balances under these line of credit facilities for any of the Portfolios.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

THE PORTFOLIOS HAVE AN ARRANGEMENT WITH THEIR TRANSFER AGENT WHEREBY INTEREST EARNED ON UNINVESTED CASH BALANCES WAS USED TO OFFSET A PORTION OF THE TRANSFER AGENT EXPENSE. FOR THE PERIOD ENDED JUNE 30, 1997, THE INTERNATIONAL EQUITY PORTFOLIO, THE SMALL COMPANY GROWTH PORTFOLIO AND THE POST-VENTURE CAPITAL PORTFOLIO RECEIVED CREDITS OR REIMBURSEMENTS OF $2,010, $2,411 AND $661, RESPECTIVELY UNDER THIS ARRANGEMENT.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), which is indirectly controlled by Warburg, Pincus & Co., serves as each Portfolio's investment adviser. For its investment advisory services, the International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio pay Warburg a fee calculated at an annual rate of 1.00%, .90% and 1.25%, respectively, of each Portfolio's average daily net assets. For the period ended June 30, 1997, investment advisory fees and waivers were as follows:

                                               GROSS                          NET
               PORTFOLIO                    ADVISORY FEE      WAIVER      ADVISORY FEE
----------------------------------------    ------------     --------     ------------
International Equity                         $1,656,300      $(56,808)     $1,599,492
Small Company Growth                          1,677,914         0           1,677,914
Post-Venture Capital                            139,218       (37,859)        101,359

   Abbott Capital Management, L.P. ('Abbott') serves as sub-investment adviser for the Post-Venture Capital Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ('Private Fund Investments'). From its investment advisory fee, Warburg pays Abbott a fee of
 .55% per annum of the value of Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Post-Venture Capital Portfolio to Abbott for its sub-investment advisory services. Effective January 17, 1997, the Sub-Advisory Agreement was amended. Under the amended Agreement, Warburg pays Abbott a quarterly fee at the annual rate of 1.00% of the Fund's average daily net assets. No compensation is paid by the Post-Venture Capital Fund to Abbott for its sub-investment advisory services.

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Portfolio's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR (CONT'D) of .10% of each Portfolio's average daily net assets. For the period ended June 30, 1997, administrative services fees earned by CFSI were as follows:

                      PORTFOLIO                           CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------
International Equity                                            $ 165,630
Small Company Growth                                              186,435
Post-Venture Capital                                               11,138

   For its administrative services for the Small Company Growth Portfolio and the Post-Venture Capital Portfolio, PFPC currently receives a fee calculated at an annual rate of .10% on each Portfolio's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion. For the International Equity Portfolio, PFPC receives a fee calculated at an annual rate of .12% on the Portfolio's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million. For the period ended June 30, 1997, adminstrative service fees earned and waived by PFPC were as follows:

                                                                               NET
         PORTFOLIO             CO-ADMINISTRATION FEE      WAIVER      CO-ADMINISTRATION FEE
---------------------------    ---------------------     --------     ---------------------
International Equity                 $ 190,425                  0           $ 190,425
Small Company Growth                   186,435                  0             186,435
Post-Venture Capital                    11,138           $(11,138)                  0

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Portfolio's distributor. No compensation is paid by the Portfolios to CSI for its distribution services.

3. INVESTMENTS IN SECURITIES

   For the period ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) were as follows:

                   PORTFOLIO                         PURCHASES          SALES
------------------------------------------------    ------------     ------------
International Equity                                $144,683,138     $107,463,397
Small Company Growth                                 237,603,691      136,245,625
Post-Venture Capital                                  37,954,154       24,840,591

   At June 30, 1997, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                        UNREALIZED       UNREALIZED      NET UNREALIZED
             PORTFOLIO                 APPRECIATION     DEPRECIATION      APPRECIATION
-----------------------------------    ------------     ------------     --------------
International Equity                   $ 59,559,081     $(17,612,252)     $ 41,946,829
Small Company Growth                     98,749,166       (7,007,281)       91,741,885
Post-Venture Capital                      3,233,436         (416,033)        2,817,403

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolios will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted daily by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At June 30, 1997, the International Equity Portfolio had the following open forward currency contracts:

                                       FOREIGN                                            UNREALIZED
FORWARD CURRENCY    EXPIRATION        CURRENCY          CONTRACT        CONTRACT       FOREIGN EXCHANGE
    CONTRACT           DATE          TO BE SOLD          AMOUNT           VALUE          GAIN/(LOSS)
----------------    ----------     ---------------     -----------     -----------     ----------------
French Francs        09/08/97          64,830,000      $11,196,891     $11,083,377          $113,514
French Francs        09/08/97          14,000,000        2,455,742       2,393,449            62,293
Japanese Yen         08/26/97         747,473,300        6,535,000       6,576,397           (41,397)
Japanese Yen         08/26/97       2,688,080,005       23,465,000      23,650,185          (185,185)
                                                       -----------     -----------           -------
                                                       $43,652,633     $43,703,408          $(50,775)
                                                       -----------     -----------           -------
                                                       -----------     -----------           -------

5. SWAP TRANSACTIONS

   The International Equity Portfolio has entered into a total return swap agreement (which represents approximately 1.00% of its net assets at June 30, 1997) dated March 21, 1997, where the Portfolio receives a quarterly payment representing the total return (defined as market appreciation and dividend income) on a basket of Korean common stocks ('Common Stocks'). In return, the Portfolio pays quarterly the Libor rate (London Interbank Offered Rate), plus 1.97% per annum (7.732% on June 30, 1997) on the market value of the Common Stocks ('Notional Amount') which is currently $4,000,000. The Notional Amount is marked-to-market on each quarterly reset date. In the event that the Common Stocks decline in value, the Portfolio will be required to pay quarterly the amount of any depreciation in value from the Notional Amount. The swap agreement will terminate on April 3, 2000.

   During the term of the swap transaction, changes in the value of the Common Stocks as compared to the Notional Amount are recognized as unrealized gain or loss. Dividend income for the Common Stocks is recorded on the ex-dividend date. Interest expense is accrued daily. At June 30, 1997, the Portfolio has recorded unrealized gains of $213,677 and interest payable of $77,317 on the swap transaction.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

6. RESTRICTED SECURITIES

   A summary of the restricted securities held at June 30, 1997 follows:

                            SECURITY           ACQUISITION                   MARKET       PERCENTAGE
    PORTFOLIO             DESCRIPTION             DATE           COST        VALUE       OF NET ASSETS
------------------    --------------------     -----------     --------     --------     -------------
Small Company
 Growth Portfolio     Southern Mineral Corp.     12/20/96      $794,813     $883,125          0.19%
Post-Venture
 Capital Growth       N2K Inc. Series G Pfd.     04/25/97       300,000     300,000           1.10%

7. CAPITAL SHARE TRANSACTIONS

   The International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share.

   Transactions in shares of each Portfolio were as follows:

                 INTERNATIONAL EQUITY
                      PORTFOLIO
              --------------------------   SMALL COMPANY GROWTH PORTFOLIO         POST-VENTURE CAPITAL PORTFOLIO
              FOR THE SIX                 ---------------------------------  ----------------------------------------
              MONTHS ENDED  FOR THE YEAR      FOR THE SIX      FOR THE YEAR      FOR THE SIX      SEPTEMBER 30, 1996
                JUNE 30,       ENDED         MONTHS ENDED         ENDED         MONTHS ENDED       (COMMENCEMENT OF
                  1997      DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,     JUNE 30, 1997     OPERATIONS) THROUGH
              (UNAUDITED)       1996          (UNAUDITED)          1996          (UNAUDITED)       DECEMBER 31, 1996
              ------------  ------------  -------------------  ------------  -------------------  -------------------
Shares sold     7,890,293    29,490,915        13,439,844       31,233,075         2,995,423           1,270,999
Shares issued
 to
 shareholders
 on
 reinvestment
 of dividends           0       531,478                 0                0                 0                   0
Shares
 redeemed      (3,934,879)  (10,101,449)       (5,379,591)     (15,202,857)       (1,568,789)               (228)
              ------------  ------------         --------      ------------         --------             -------
Net increase
 in shares
 outstanding    3,955,414    19,920,944         8,060,253       16,030,218         1,426,634           1,270,771
              ------------  ------------         --------      ------------         --------             -------
              ------------  ------------         --------      ------------         --------             -------

8. LIABILITIES

   At June 30, 1997, the Portfolios had the following liabilities:

                                          INTERNATIONAL EQUITY   SMALL COMPANY GROWTH   POST-VENTURE CAPITAL
                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          --------------------   --------------------   --------------------
Payable for securities purchased (at
 value)                                        $9,029,339             $3,285,134              $613,227
Investment advisory fee payable                   290,981                329,845                21,284

9. NET ASSETS

   At June 30, 1997, capital contributions, undistributed net investment income and accumulated net realized loss from security transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The International Equity Portfolio reclassified $5,950,982 from accumulated net realized gain (loss) from foreign currency related items to undistributed net

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
investment income. The Small Company Growth Portfolio and the Post-Venture Capital Portfolio reclassified $983,635 and $71,994, respectively from accumulated net investment loss to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by this reclassification.

   Net assets at June 30, 1997, consisted of the following:

                                          INTERNATIONAL EQUITY   SMALL COMPANY GROWTH   POST-VENTURE CAPITAL
                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          --------------------   --------------------   --------------------
Capital contributed, net                      $335,846,805           $419,818,550           $ 26,317,319
Undistributed net investment income              6,408,299                      0                      0
Accumulated net realized gain (loss)
 from security transactions                     10,890,437            (45,863,937)            (1,911,755)
Net unrealized appreciation from
 investments and foreign currency
 related items                                  42,131,336             92,037,708              2,817,611
                                               -----------            -----------             ----------
Net assets                                    $395,276,877           $465,992,321           $ 27,223,175
                                               -----------            -----------             ----------
                                               -----------            -----------             ----------

10. CAPITAL LOSS CARRYOVER

   For the fiscal year ended December 31, 1997, capital loss carryovers available to offset possible future capital gains of each Portfolio were as follows:

                                                   CAPITAL LOSS CARRYOVER
                                                        EXPIRING IN
                                                  ------------------------     TOTAL CAPITAL
                  PORTFOLIO                         2003          2004         LOSS CARRYOVER
----------------------------------------------    --------     -----------     --------------
Small Company Growth                              $659,487     $17,655,100      $ 18,314,587
Post-Venture Capital                                     0          47,891            47,891

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     [Logo]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-369-2728
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           TREQF-3-0697


                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'
The division sign shall be expressed as [div]